EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of AdvisorShares Trust (the “Trust”), revised risk/return summary information, in interactive data format, for the Trust’s AdvisorShares FolioBeyond Smart Core Bond ETF (formerly, the AdvisorShares Madrona Global Bond ETF).